UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04665

                     Commonwealth International Series Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                   5847 San Felipe Suite 850 Houston, TX 77057
                   -------------------------------------------
              (Address of principal executive offices) (Zip code)

                           Matrix Capital Group, Inc.
                   630 Fitzwatertown Road Building A 2nd Floor
                           Willow Grove, PA 19090-1904
                           ---------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  713.781.2856
                                                     ------------

Date of fiscal year end: 10/31/06

Date of reporting period: 07/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                        Shares           Value
                                                                                        ------           -----
      AUSTRALIA (26.92%)

      COMMON STOCK (18.38%)

      ADVERTISING (0.96%)
      STW Communications Group, Ltd.                                                    151,578        $   331,032
                                                                                                       -----------

      APPAREL (0.87%)
      Billabong International, Ltd.                                                      27,000            298,965
                                                                                                       -----------

      BUILDING MATERIALS (1.28%)
      James Hardie Industries NV - ADR                                                    5,200            139,100
      Rinker Group, Ltd.                                                                 30,000            302,759
                                                                                                       -----------
                                                                                                           441,859
                                                                                                       -----------

      CHEMICALS (0.39%)
      Nufarm, Ltd.                                                                       20,000            134,866
                                                                                                       -----------

      COMMERCIAL SERVICES (0.72%)
      Brambles Industries, Ltd.                                                          30,000            249,655
                                                                                                       -----------

      E-COMMERCE/SERVICES (0.30%)
      Webjet, Ltd. *                                                                    440,000            102,835
                                                                                                       -----------

      FOOD & BEVERAGES (1.90%)
      Burns Philp & Co., Ltd. *                                                         500,000            363,985
      Woolworths, Ltd.                                                                   20,000            291,801
                                                                                                       -----------
                                                                                                           655,786
                                                                                                       -----------

      HEALTHCARE (0.70%)
      Sonic Healthcare, Ltd.                                                             25,000            241,954

      HOUSEHOLD PRODUCTS (0.65%)
      Corporate Express Australia, Ltd.                                                  50,000            222,222
                                                                                                       -----------

      INSURANCE (1.47%)
      QBE Insurance Group, Ltd.                                                          30,000            506,897
                                                                                                       -----------

      MINING (3.66%)
      Jubilee Mines NL                                                                   75,000            489,655
      Oxiana, Ltd.                                                                      240,000            560,920
      Pan Australian Resources, Ltd. *                                                  900,000            210,345
                                                                                                       -----------
                                                                                                         1,260,920
                                                                                                       -----------

      MISCELLANEOUS MANUFACTURING (0.94%)
      Wesfarmers, Ltd.                                                                   12,000            325,517
                                                                                                       -----------

      TRANSPORTATION (1.08%)
      Toll Holdings, Ltd.                                                                34,000            371,785
                                                                                                       -----------

      OIL & GAS (1.72%)
      Origin Energy, Ltd.                                                               102,702            594,176
                                                                                                       -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                        Shares           Value
                                                                                        ------           -----
      RETAIL (1.23%)
      Just Group, Ltd.                                                                  165,000        $   423,563
                                                                                                       -----------

      UTILITIES (0.51%)
      Australian Gas Light Co., Ltd.                                                     12,000            174,897
                                                                                                       -----------

          TOTAL COMMON STOCK (Cost $4,500,601)                                                           6,336,929
                                                                                                       -----------

      BONDS (8.54%)                                                                 Principal
                                                                                   ----------
      Australia & New Zealand Banking Group, Ltd., 3.75%, due 01/05/09 #                300,000            289,080
      Australia Government Bond, 6.75%, due 11/15/06 +                                1,000,000            767,862
      CBA Capital Australia, Ltd., 7.71%, due 04/15/15 #                                300,000            195,560
      Citigroup, Inc., 5.75%, due 02/23/07 +                                            500,000            381,658
      Commonwealth Bank of Australia, 8.50%, due 06/01/10                               300,000            330,193
      Hanson Australia Funding, Ltd., 5.25%, due 03/15/13                               250,000            238,763
      Queensland Treasury Corp., 8.00%, due 09/14/07 +                                  431,000            336,844
      Telstra Corp., Ltd., 6.375%, due 04/01/12                                         400,000            403,940
                                                                                                       -----------
          TOTAL BONDS (Cost $3,006,037)                                                                  2,943,900
                                                                                                       -----------

          TOTAL AUSTRALIA (Cost $7,506,638)                                                              9,280,829
                                                                                                       -----------

      NEW ZEALAND (70.78%)
                                                                                        Shares
                                                                                        ------
      COMMON STOCK (41.75%)

      AGRICULTURE (3.30%)
      Allied Farmers, Ltd.                                                              372,786            587,083
      PGG Wrightson, Ltd.                                                               457,263            550,681
                                                                                                       -----------
                                                                                                         1,137,764
                                                                                                       -----------

      AIRLINES (0.31%)
      Air New Zealand, Ltd.                                                             150,000            107,461
                                                                                                       -----------

      APPLIANCES (2.94%)
      Fisher & Paykel Appliances Holdings, Ltd.                                         250,000            722,579
      Scott Technology, Ltd. *                                                          195,245            289,395
                                                                                                       -----------
                                                                                                         1,011,974
                                                                                                       -----------

      CHEMICALS (1.94%)
      Nuplex Industries, Ltd.                                                           166,355            667,804
                                                                                                       -----------

      COMMERCIAL SERVICES (2.79%)
      Mowbray Collectables, Ltd.                                                        461,593            401,670
      Taylors Group, Ltd.                                                               519,431            561,391
                                                                                                       -----------
                                                                                                           963,061
                                                                                                       -----------

      FINANCIAL SERVICES (2.28%)
      Canterbury Building Society                                                       251,354            627,143
      Loan & Building Society                                                            59,322            157,537
                                                                                                       -----------
                                                                                                           784,680
                                                                                                       -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                        Shares           Value
                                                                                        ------           -----
      HEALTHCARE (6.73%)
      Fisher & Paykel Healthcare Corp.                                                  263,195            700,575
      Ryman Healthcare, Ltd.                                                            210,000          1,134,820
      Wakefield Health, Ltd.                                                            100,532            484,282
                                                                                                       -----------
                                                                                                         2,319,677
                                                                                                       -----------

      HUMAN RESOURCES (0.40%)
      Allied Work Force Group, Ltd.                                                     127,500            137,012
                                                                                                       -----------

      LEISURE & RECREATION (1.47%)
      Tourism Holdings, Ltd.                                                            455,000            505,805
                                                                                                       -----------

      METAL FABRICATION/HARDWARE (2.50%)
      Methven, Ltd.                                                                     450,000            458,560
      Steel & Tube Holdings, Ltd.                                                       140,000            402,050
                                                                                                       -----------
                                                                                                           860,610
                                                                                                       -----------

      MISCELLANEOUS MANUFACTURING (0.70%)
      Skellerup Holdings, Ltd.                                                          300,000            242,712
                                                                                                       -----------

      MULTIMEDIA (2.02%)
      Sky Network Television, Ltd.                                                      189,745            696,075
                                                                                                       -----------

      PORTS (4.64%)
      Port of Tauranga, Ltd.                                                            175,000            558,764
      South Port New Zealand, Ltd.                                                    1,027,930          1,041,135
                                                                                                       -----------
                                                                                                         1,599,899
                                                                                                       -----------

      REAL ESTATE (4.55%)
      AMP NZ Office Trust                                                               400,000            284,091
      Calan Healthcare Properties Trust                                                 901,813            718,465
      ING Property Trust                                                                758,633            566,913
                                                                                                       -----------
                                                                                                         1,569,469
                                                                                                       -----------

      RETAIL (1.06%)
      Pumpkin Patch, Ltd.                                                                50,000            132,782
      Restaurant Brands New Zealand, Ltd.                                               302,000            231,275
                                                                                                       -----------
                                                                                                           364,057
                                                                                                       -----------

      TELECOMMUNICATIONS (1.56%)
      Team Talk, Ltd.                                                                   300,000            537,302
                                                                                                       -----------

      TRANSPORTATION (0.39%)
      Toll NZ, Ltd. *                                                                    70,000            136,178
                                                                                                       -----------

      UTILITIES (2.17%)
      Infratil, Ltd.                                                                    277,729            749,553
                                                                                                       -----------

          TOTAL COMMON STOCK (Cost $11,299,798)                                                         14,391,093
                                                                                                       -----------

      INVESTMENT COMPANIES (6.69%)
      AMP Investments' World Index Fund                                                 791,119            706,007
      ASB Capital, Ltd.                                                                 500,000            336,586
      New Zealand Investment Trust Plc                                                  220,169          1,264,558
                                                                                                       -----------
          TOTAL INVESTMENT COMPANIES (Cost $1,846,472)                                                   2,307,151
                                                                                                       -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                    Principal             Value
                                                                                    ---------             -----
      BONDS (22.25%)
      ANZ National Bank, Ltd., 7.04%, due 07/23/12 #                                  1,000,000        $   614,254
      Dunedin City Treasury, Ltd., 7.50%, due 10/15/07 #                              1,000,000            617,836
      Fletcher Building Finance, Ltd., 8.60%, due 03/15/08 #                            775,000            502,036
      Fonterra Cooperative Group, Ltd., Perpetual Variable Rate Notes, 8.52% # **        90,000             60,752
      Generator Bonds, Ltd., 8.00%, due 08/20/08 #                                      270,000            169,934
      Global Corporate Credit, Ltd. Credit Linked Notes, 7.20%, due 12/30/08 #        1,138,000            702,816
      Global Corporate Credit, Ltd. Credit Linked Notes, 8.25%, due 12/30/08 #        1,126,000            698,882
      Global Equity Market Securities, Ltd., zero coupon, due 01/18/08 #              3,350,000          2,668,911
      GPG Finance Plc, 8.70%, due 12/15/08 #                                          1,500,000            956,769
      Housing Corp. of New Zealand, 8.00%, due 11/15/06 #                               300,000            185,464
      Svensk Exportkredit AB, 4.62%, due 08/24/06 #                                     300,000            184,974
      TCNZ Finance, Ltd., 7.50%, due 09/15/06 #                                         500,000            309,107
                                                                                                       -----------
          TOTAL BONDS (Cost $7,141,736)                                                                  7,671,735
                                                                                                       -----------

      SHORT TERM INVESTMENTS (0.09%)
      Forsyth Barr Money Market, 6.75% (Cost $33,682)                                    48,996             30,259
                                                                                                       -----------

          TOTAL NEW ZEALAND (Cost $20,321,688)                                                          24,400,238
                                                                                                       -----------

          TOTAL INVESTMENTS (Cost $27,828,326) (97.70%)                                                $33,681,067
          OTHER ASSETS IN EXCESS OF LIABILITIES, NET (2.30%)                                               792,100
                                                                                                       -----------
          NET ASSETS -- (100%)                                                                         $34,473,167
                                                                                                       ===========

*     Non-income producing investment.
** Rate shown represents the rate at July 31, 2006, is subject to change and resets annually.
+     Principal amount shown is in Australian Dollars; Value shown is in U.S.
      Dollars.
# Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.
ADR   American Depositary Receipt

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

       SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
---------------------------------------------------------------------------------------------------

                                                                              Shares       Value
                                                                              ------       -----
      COMMON STOCK (80.93%)

      BRAZIL (2.39%)
      Companhia de Saneamento Basico do Estado de Sao Paulo - ADR             10,000   $    250,000
      Companhia Vale do Rio Doce - ADR                                        12,000        278,400
                                                                                       ------------
                                                                                            528,400
                                                                                       ------------

      CANADA (3.66%)
      ATI Technologies, Inc. *                                                15,000        301,950
      Biovail Corp.                                                            8,000        177,520
      Vitran Corp., Inc. *                                                    16,000        330,560
                                                                                       ------------
                                                                                            810,030
                                                                                       ------------

      FRANCE (5.74%)
      Arkema  - ADR *                                                          6,130        237,343
      BNP Paribas - ADR                                                        6,000        291,727
      France Telecom SA - ADR                                                 10,000        232,300
      Thomson - ADR                                                            9,200        154,560
      Total SA - ADR                                                           5,200        354,796
                                                                                       ------------
                                                                                          1,270,726
                                                                                       ------------

      GERMANY (5.14%)
      Deutsche Bank AG - ADR                                                   3,000        346,800
      E.ON AG - ADR                                                            8,000        321,360
      SAP AG - ADR                                                             5,000        228,150
      Siemens AG - ADR                                                         3,000        242,190
                                                                                       ------------
                                                                                          1,138,500
                                                                                       ------------

      GREAT BRITAIN (10.55%)
      Anglo American Plc - ADR                                                13,000        273,780
      British Airways Plc - ADR *                                              3,800        274,170
      GlaxoSmithKline Plc - ADR                                                8,000        442,640
      Intercontinental Hotels Group Plc - ADR                                 22,642        367,706
      Lloyds TSB Group Plc - ADR                                               6,900        277,656
      National Grid Plc - ADR                                                  3,071        173,819
      Signet Group Plc - ADR                                                   8,000        151,200
      Tate & Lyle Plc - ADR                                                    4,000        204,630
      Vodafone Group Plc - ADR                                                 7,875        170,730
                                                                                       ------------
                                                                                          2,336,331
                                                                                       ------------

      GUERNSEY (1.64%)
      Amdocs, Ltd. *                                                          10,000        362,800
                                                                                       ------------

      HONG KONG (0.66%)
      China Netcom Group Corp. (Hong Kong), Ltd. - ADR                         4,000        147,160
                                                                                       ------------

      INDIA (1.82%)
      ICICI Bank, Ltd. - ADR                                                  10,000        261,200
      Satyam Computer Services, Ltd. - ADR                                     4,000        141,000
                                                                                       ------------

                                                                                            402,200
                                                                                       ------------

      ISRAEL (0.33%)
      Teva Pharmaceutical Industries, Ltd. - ADR                               2,198         72,710
                                                                                       ------------

      MEXICO (1.25%)
      Grupo Televisa SA  -  ADR                                               15,000        277,800
                                                                                       ------------

      NETHERLANDS (4.25%)
      ABN AMRO Holding NV - ADR                                               10,439        289,474
      ING Groep NV - ADR                                                      10,842        439,101
      Unilever NV - NYS                                                        9,000        213,120
                                                                                       ------------
                                                                                            941,695
                                                                                       ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

       SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                              Shares        Value
                                                                              ------        -----

      PORTUGAL (1.14%)
      Portugal Telecom SGPS SA  - ADR                                         20,300   $    251,517
                                                                                       ------------

      SOUTH KOREA (1.62%)
      Korea Electric Power Corp. - ADR                                         8,000        153,120
      KT Corp. - ADR                                                           9,500        204,915
                                                                                       ------------

                                                                                            358,035
                                                                                       ------------

      SPAIN (1.15%)
      Banco Santander Central Hispano SA - ADR                                17,000        255,850
                                                                                       ------------

      SWITZERLAND (1.15%)
      Nestle SA - ADR                                                          3,100        253,802
                                                                                       ------------

      UNITED STATES (38.44%)
      AGCO Corp. *                                                            20,000        459,200
      American National Insurance                                              2,998        343,661
      BJ's Wholesale Club, Inc. *                                              5,075        144,536
      Briggs & Stratton Corp.                                                  5,000        128,000
      Bunge, Ltd.                                                              6,500        354,770
      Chemed Corp.                                                             5,200        191,256
      Compass Bancshares, Inc.                                                 6,150        362,481
      Conmed Corp. *                                                           7,720        154,014
      Continental Airlines, Inc. *                                            10,000        263,400
      Dentsply International, Inc.                                             6,700        209,710
      DST Systems, Inc. *                                                      5,885        331,384
      Electronic Arts, Inc. *                                                  5,000        235,550
      Headwaters, Inc. *                                                      10,000        231,400
      International Rectifier Corp. *                                         10,000        356,500
      Kinetic Concepts, Inc. *                                                 1,700         75,752
      KVH Industries, Inc. *                                                  16,000        191,360
      LifePoint Hospitals, Inc. *                                             15,000        505,350
      Lubrizol Corp.                                                           5,055        216,202
      Lufkin Industries, Inc.                                                  7,500        465,075
      Lyondell Chemical Co.                                                    5,000        111,350
      Michaels Stores, Inc.                                                    5,100        216,342
      Microchip Technology, Inc.                                               3,455        111,458
      National Oilwell Varco, Inc. *                                           3,633        243,556
      Norfolk Southern Corp.                                                   9,000        390,780
      Pentair, Inc.                                                           12,760        366,467
      Prudential Financial, Inc.                                               3,000        235,920
      Quanex Corp.                                                             6,487        235,413
      SanDisk Corp. *                                                          5,000        233,300
      SCANA Corp.                                                              6,075        242,939
      Smith International, Inc.                                                4,490        200,119
      Todco *                                                                  4,000        152,440
      Varian Semiconductor Equipment Associates, Inc. *                       10,000        317,000
      XTO Energy, Inc.                                                         5,000        234,950
                                                                                       ------------
                                                                                          8,511,635
                                                                                       ------------
      TOTAL COMMON STOCK (Cost $13,998,036)                                              17,919,191
                                                                                       ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

       SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                              Shares        Value
                                                                              ------        -----

      INVESTMENT COMPANIES (10.30%)
      Commonwealth Australia/New Zealand Fund (a)                             37,625   $    600,122
      Commonwealth Japan Fund (a)                                             37,032        156,274
      iShares MSCI EMU Index Fund                                              2,000        178,140
      iShares MSCI Japan Index Fund                                           25,000        338,250
      iShares S&P Europe 350 Index Fund                                        1,500        139,605
      iShares S&P Latin America 40 Index Fund                                  1,500        209,775
      iShares S&P/TOPIX 150 Index Fund                                         3,500        417,480
      Morgan Stanley Asia Pacific Fund, Inc.                                  15,000        240,450
                                                                                       ------------
      TOTAL INVESTMENT COMPANIES (Cost $1,769,240)                                        2,280,096
                                                                                       ------------

      PREFERRED STOCK (1.17%)
      Equity Office Properties Trust                                           1,000         53,347
      HSBC USA, Inc.                                                           8,000        206,000
                                                                                       ------------
      TOTAL PREFERRED STOCK (Cost $247,810)                                                 259,347
                                                                                       ------------

                                                                           Principal
                                                                           ---------
      BONDS (5.16%)
      EnCana Corp., 4.60%, due 08/15/09                                      135,000        131,286
      JP Morgan Chase & Co., 0.00%, due 02/10/11                             150,000        142,650
      SMBC International Finance NV, 8.50%, due 06/15/09                     270,000        289,558
      Toyota Motor Credit Corp., Step-up Bond, due 02/04/25                  200,000        187,100
      United Mexican State, 4.625%, due 10/08/08                             200,000        196,250
      Vodafone Group Plc, 3.95%, due 01/30/08                                200,000        195,612
                                                                                       ------------
      TOTAL BONDS (Cost $1,175,501)                                                       1,142,456
                                                                                       ------------

      SHORT TERM INVESTMENTS (2.44%)
      Fifth Third Bank Repurchase Agreement, 4.55%, dated 07/31/06, due 08/01/06, repurchase price $540,131 (collateralized by FHLMC,
      3.45%, due 03/12/08, market value $556,272) (Cost $540,063)            540,063        540,063
                                                                                       ------------

       TOTAL INVESTMENTS (Cost $17,730,650) (100.00%)                                  $ 22,141,153
       OTHER ASSETS IN EXCESS OF  LIABILITIES, NET (0.00%)                                      647
                                                                                       ------------
       NET ASSETS -- (100%)                                                            $ 22,141,800
                                                                                       ============

*     Non-income producing investment.
ADR   American Depositary Receipt
NYS   New York Share
(a)   Affiliated by having the same Investment Advisor.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------
                                                                                        Shares            Value
                                                                                        ------            -----
      COMMON STOCK (88.33%)

      AUCTION HOUSE (0.83%)
      Shinwa Art Auction Co., Ltd.                                                                7    $    66,553
                                                                                                       -----------

      AUTOMOBILE PARTS & EQUIPMENT (4.97%)
      Denso Corp.                                                                             3,000        102,839
      NGK  Spark Plug Co. Ltd.                                                                6,000        125,343
      Sumitomo Rubber Industries, Ltd.                                                       10,000         92,895
      Tokai Rika Co., Ltd.                                                                    4,000         75,712
                                                                                                       -----------

                                                                                                           396,789
                                                                                                       -----------

      BANKS (5.88%)
      Bank of Fukuoka, Ltd.                                                                  10,000         74,491
      Mitsubishi UFJ Financial Group, Inc. - ADR                                             10,000        139,500
      Sumitomo Mitsuo Financial Group, Inc.                                                      24        255,397
                                                                                                       -----------

                                                                                                           469,388
                                                                                                       -----------

      BUILDING MATERIALS (1.88%)
      Taiheiyo Cement Corp.                                                                  40,000        150,377
                                                                                                       -----------

      CHEMICALS (1.77%)
      JSR Corp.                                                                               6,000        141,306
                                                                                                       -----------

      COMPUTERS (4.04%)
      Fujitsu, Ltd.                                                                          10,000         77,544
      Melco Holdings, Inc.                                                                    4,500        128,353
      TDK Corp. - ADR                                                                         1,500        116,835
                                                                                                       -----------

                                                                                                           322,732
                                                                                                       -----------

      DISTRIBUTION /WHOLESALE (2.00%)
      Marubeni Corp.                                                                         30,000        159,362
                                                                                                       -----------

      ELECTRONICS (6.31%)
      Fanuc, Ltd.                                                                             1,500        125,082
      Hoya Corp.                                                                              4,000        139,910
      Taiyo Yuden Co., Ltd.                                                                  10,000        132,409
      TOYO Corp.                                                                              8,000        106,415
                                                                                                       -----------

                                                                                                           503,816
                                                                                                       -----------

      ENGINEERING & CONSTRUCTION (1.90%)
      Kajima Corp.                                                                           36,000        151,354
                                                                                                       -----------

      FINANCIAL SERVICES (0.79%)
      Nissin Co., Ltd. - ADR                                                                 11,520         63,360
                                                                                                       -----------

      FOOD & BEVERAGES (0.93%)
      Kirin Brewery Co., Ltd.                                                                 5,000         74,142
                                                                                                       -----------

      HEALTH CARE - PRODUCTS (3.97%)
      Nakanishi, Inc.                                                                         1,500        172,707
      Terumo Corp.                                                                            4,000        144,446
                                                                                                       -----------

                                                                                                           317,153
                                                                                                       -----------

      HOME FURNISHING (1.40%)
      Alpine Electronics, Inc.                                                                8,000        112,207
                                                                                                       -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------
                                                                                        Shares            Value
                                                                                        ------            -----

      HUMAN RESOURCES (2.31%)
      Intelligence, Ltd.                                                                         66    $   184,221
                                                                                                       -----------

      INSURANCE (5.46%)
      Aflac, Inc.                                                                             3,000        132,420
      Millea Holdings, Inc. - ADR                                                             1,500        144,615
      T & D Holdings, Inc.                                                                    2,000        158,925
                                                                                                       -----------
                                                                                                           435,960
                                                                                                       -----------

      INTERNET SERVICES (0.64%)
      Internet Initiative Japan, Inc. - ADR *                                                 7,000         51,005
                                                                                                       -----------

      LEISURE & RECREATION (5.01%)
      Nintendo Co., Ltd.                                                                      1,000        186,750
      Resorttrust, Inc.                                                                       2,800         76,445
      Sankyo Co., Ltd.                                                                        2,500        137,163
                                                                                                       -----------
                                                                                                           400,358
                                                                                                       -----------

      MACHINERY (4.80%)
      Kubota Corp. - ADR                                                                      2,000         91,520
      Meidensha Corp.                                                                        38,000        131,589
      Nidec Corp. - ADR                                                                       9,000        160,650
                                                                                                       -----------
                                                                                                           383,759
                                                                                                       -----------

      METAL FABRICATION/HARDWARE (0.94%)
      NEOMAX Co., Ltd.                                                                        4,000         74,840
                                                                                                       -----------

      MISCELLANEOUS MANUFACTURING (0.79%)
      Amano Corp.                                                                             5,000         63,457
                                                                                                       -----------

      OIL & GAS (0.98%)
      AOC Holdings, Inc.                                                                      4,000         78,154
                                                                                                       -----------

      PHARMACEUTICALS (3.30%)
      Chugai Pharmaceutical Co., Ltd.                                                         6,500        134,088
      Takeda Pharmaceutical Co., Ltd.                                                         2,000        129,094
                                                                                                       -----------
                                                                                                           263,182
                                                                                                       -----------

      PRINTING (1.51%)
      Tosho Printing Co., Ltd.                                                               30,000        120,895
                                                                                                       -----------

      PUBLISHING (1.83%)
      Kadokawa Group Holdings, Inc.                                                           4,000        146,190
                                                                                                       -----------

      REAL ESTATE (4.62%)
      Recrm Research Co., Ltd.                                                                   50         68,472
      Sumitomo Realty & Development Co., Ltd.                                                 6,000        149,156
      Tokyo Tatemono Co., Ltd.                                                               15,000        151,511
                                                                                                       -----------

                                                                                                           369,139
                                                                                                       -----------

      RETAIL (3.60%)
      Sundrug Co., Ltd.                                                                       4,000         93,332
      Yamada Denki Co., Ltd.                                                                  2,000        194,514
                                                                                                       -----------
                                                                                                           287,846
                                                                                                       -----------

      TELECOMMUNICATIONS (0.71%)
      Allied Telesis Holdings KK                                                             35,000         56,479
                                                                                                       -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

      SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------
                                                                                        Shares            Value
                                                                                        ------            -----

      TEXTILES PRODUCTS (1.69%)
      Ichikawa Co., Ltd.                                                                     35,000    $   134,633
                                                                                                       -----------

      TRANSPORTATION (7.99%)
      East Japan Railway Co.                                                                     15        111,605
      Hankyu Holdings, Inc.                                                                  22,000        102,473
      Keihin Electric Express Railway Co., Ltd.                                              13,000         91,622
      Keio Corp.                                                                             18,000        112,574
      Tobu Railway Co., Ltd.                                                                 18,000         87,296
      Yamato Holdings Co., Ltd.                                                               9,000        132,670
                                                                                                       -----------
                                                                                                           638,240
                                                                                                       -----------

      UTILITIES (5.48%)
      Hokkaido Electric Power Co., Inc.                                                       6,000        145,231
      Toho Gas Co., Ltd.                                                                     35,000        145,623
      Tohoku Electric Power Co., Inc.                                                         7,000        147,150
                                                                                                       -----------
                                                                                                           438,004
                                                                                                       -----------
      TOTAL COMMON STOCK (Cost $5,644,521)                                                               7,054,901
                                                                                                       -----------

      INVESTMENT COMPANIES (3.34%)
      iShares S&P/TOPIX 150 Index Fund                                                        1,000    $   119,280
      Japan Smaller Capitalization Fund, Inc. *                                               4,000         51,000
      Morgan Stanley Asia Pacific Fund, Inc.                                                  6,000         96,180
                                                                                                       -----------

      TOTAL INVESTMENT COMPANIES (Cost $224,758)                                                           266,460
                                                                                                       -----------

                                                                                       Principal
                                                                                       ---------
      BONDS (8.54%)
      Aflac, Inc., 6.50%, due 04/15/09                                                       78,000         80,164
      Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, due 04/15/10                                48,000         52,426
      Osaka Gas Co., Ltd., 7.125%, due 02/07/07                                             200,000        201,340
      SMBC International Finance NV, 8.50%, due 06/15/09                                    150,000        160,865
      Toyota Motor Credit Corp., Step-up Bond, due 02/04/25                                 200,000        187,100
                                                                                                       -----------

      TOTAL BONDS (Cost $699,861)                                                                          681,895
                                                                                                       -----------

      INDEX -LINKED NOTES (1.25%)
      Merrill Lynch Nikkei 225 MITTS, 0.00%, due 08/04/06 * # (Cost $94,564)                 10,000         99,800
                                                                                                       -----------

                                                               Expiration Date-
      CALL OPTIONS PURCHASED (0.78%)                            Exercise Price       Contracts (b)
                                                               -----------------     --------------
      iShares MSCI Japan Index Fund                               1/20/07, 10                    50         19,000
      Sony Corp.                                                  1/20/07, 25                    20         43,000
                                                                                                       -----------
      TOTAL CALL OPTIONS PURCHASED (Cost $47,460)                                                           62,000
                                                                                                       -----------

      TOTAL INVESTMENTS (Cost $6,711,164) (102.24%)                                                    $ 8,165,056
      LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-2.24%)                                                 (178,558)
                                                                                                       -----------
      NET ASSETS -- (100%)                                                                             $ 7,986,498
                                                                                                       ===========

*     Non-income producing investment
# Market Index Target-Term Securities (MITTS) due August 4, 2006 are debt securities of Merrill Lynch & Co., Inc. The principal amount is $10 and have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount $10, plus a Supplemental Redemption Amount of $10 x (Ending Index Value - Starting Index Value)/Starting Index Value.
ADR   American Depositary Receipt
(b)   Each contract is equivalent to 100 shares.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

        SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                    Shares        Value
                                                                                    ------        -----
        COMMON STOCK (69.68%)

        BUILDING MATERIALS (11.85%)
        Cemex SAB de CV - ADR                                                         11,538  $    326,756
        CRH Plc - ADR                                                                  9,200       301,300
        James Hardie Industries NV - ADR                                               6,900       184,575
        Lafarge SA  - ADR                                                              5,000       150,850
        Rinker Group, Ltd. - ADR                                                       6,000       303,960
        Universal Forest Products, Inc.                                                1,800        91,422
        USG Corp. *                                                                    5,000       231,800
                                                                                              ------------
                                                                                                 1,590,663
                                                                                              ------------

        DISTRIBUTION/WHOLESALE (1.29%)
        Wolseley Plc - ADR                                                             8,000       172,560
                                                                                              ------------

        FINANCIAL SERVICES(1.83%)
        Delta Financial Corp.                                                         17,000       159,630
        Fannie Mae                                                                     1,800        86,238
                                                                                              ------------
                                                                                                   245,868
                                                                                              ------------

        HOME BUILDERS (2.48%)
        Desarrolladora Homex SA de CV - ADR *                                          9,000       333,000
                                                                                              ------------

        INSURANCE (1.66%)
        First American Corp.                                                           3,500       129,535
        Stewart Information Services Corp.                                             2,700        92,826
                                                                                              ------------
                                                                                                   222,361
                                                                                              ------------

        LODGING (1.18%)
        Starwood Hotels & Resorts Worldwide, Inc.                                      3,000       157,740
                                                                                              ------------

        REAL ESTATE (4.80%)
        Alto Palermo SA - ADR                                                         17,000       135,150
        Hang Lung Properties, Ltd. - ADR                                              18,000       177,654
        IRSA Inversiones y Representaciones SA - GDR *                                10,000       115,900
        St. Joe Co.                                                                    2,000        89,800
        W.P. Carey & Co. LLC                                                           5,000       125,250
                                                                                              ------------
                                                                                                   643,754
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (4.72%)
        Camden Property Trust                                                          3,900       298,155
        Education Realty Trust, Inc.                                                   9,000       140,670
        GMH Communities Trust                                                         15,500       194,370
                                                                                              ------------
                                                                                                   633,195
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (2.67%)
        PS Business Parks, Inc.                                                        3,500       210,000
        Washington Real Estate Investment Trust                                        4,000       148,320
                                                                                              ------------
                                                                                                   358,320
                                                                                              ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

        SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                    Shares         Value
                                                                                    ------         -----

        REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (0.94%)
        Senior Housing Properties Trust                                                6,800  $    126,412
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - HOTELS (9.69%)
        DiamondRock Hospitality Co.                                                   12,000       192,840
        Equity Inns, Inc.                                                             11,000       173,470
        Hersha Hospitality Trust                                                      12,000       110,760
        Highland Hospitality Corp.                                                    17,300       230,955
        Host Hotels & Resorts, Inc.                                                   11,636       246,916
        Strategic Hotels & Resorts, Inc.                                              10,000       199,500
        Winston Hotels, Inc.                                                          11,900       146,370
                                                                                              ------------
                                                                                                 1,300,811
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - MANUFACTURED HOMES (0.96%)
        American Land Lease, Inc.                                                      5,600       129,024
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - MORTGAGE (1.72%)
        Aames Investment Corp.                                                        12,000        58,080
        American Mortgage Acceptance Co.                                               4,000        60,200
        RAIT Investment Trust                                                          4,000       113,080
                                                                                              ------------
                                                                                                   231,360
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (7.04%)
        American Financial Realty Trust                                               12,000       138,960
        BioMed Realty Trust, Inc.                                                      4,000       119,240
        Equity Office Properties Trust                                                 4,100       155,431
        HRPT Properties Trust                                                         10,100       118,675
        Kilroy Realty Corp.                                                            2,400       177,336
        Maguire Properties, Inc.                                                       3,000       112,230
        Republic Property Trust                                                       12,000       123,480
                                                                                              ------------

                                                                                                   945,352
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - REGIONAL MALLS (1.53%)
        General Growth Properties, Inc.                                                4,500       205,380
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (5.69%)
        Acadia Realty Trust                                                            4,800       114,432
        Agree Realty Corp.                                                             4,400       146,784
        Kite Realty Group Trust                                                       10,000       154,300
        Saul Centers, Inc.                                                             4,100       163,590
        Trustreet Properties, Inc.                                                     3,500        46,585
        Weingarten Realty Investors                                                    3,450       137,862
                                                                                              ------------
                                                                                                   763,553
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - STORAGE (3.06%)
        Extra Space Storage, Inc.                                                     13,200       210,276
        Public Storage, Inc.                                                           2,500       200,725
                                                                                              ------------
                                                                                                   411,001
                                                                                              ------------

        REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE/INDUSTRIAL (2.29%)
        First Potomac Realty Trust                                                     4,000       113,160
        Prologis                                                                       3,500       193,725
                                                                                              ------------
                                                                                                   306,885
                                                                                              ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

        SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                    Shares         Value
                                                                                    ------         -----

        RETAIL-BUILDING PRODUCTS (2.94%)
        Home Depot, Inc.                                                               3,300  $    114,543
        Kingfisher Plc - ADR                                                          12,000       109,559
        Lowe's Cos., Inc.                                                              6,000       170,100
                                                                                              ------------
                                                                                                   394,202
                                                                                              ------------

        SAVINGS AND LOANS (1.34%)
        New York Community Bancorp, Inc.                                              11,000       179,630
                                                                                              ------------
        TOTAL COMMON STOCK (Cost $7,322,426)                                                     9,351,071
                                                                                              ------------

        INVESTMENT COMPANIES (12.99%)
        AEW Real Estate Income Fund                                                   16,000       318,400
        AIM Select Real Estate Income Fund                                            16,000       256,000
        DWS RREEF Real Estate Fund, Inc.                                               9,000       205,020
        iShares Cohen & Steers Realty Majors Index Fund                                3,000       262,500
        iShares Dow Jones U.S. Real Estate Index Fund                                  3,200       236,000
        Real Estate Income Fund, Inc.                                                 16,000       311,680
        StreetTRACKS Dow Jones Wilshire REIT ETF Fund                                  1,950       153,563
                                                                                              ------------
        TOTAL INVESTMENT COMPANIES (Cost $1,410,047)                                             1,743,163
                                                                                              ------------

        PREFERRED STOCK (2.80%)
        Fannie Mae (Cost $398,160)                                                     7,000       376,250
                                                                                              ------------

        BONDS (5.81%)
        Centex Corp., 4.55%, due 11/01/10                                            150,000       141,701
        Hanson Australia Funding, Ltd., 5.25%, due 03/15/13                          250,000       238,764
        Hilton Hotels Corp., 7.20%, due 12/15/09                                     200,000       206,272
        Vornado Realty LP, 4.50%, due 08/15/09                                       200,000       193,531
                                                                                              ------------
        TOTAL BONDS (Cost $802,899)                                                                780,268
                                                                                              ------------

        AGENCY OBLIGATIONS (2.97%)
        Federal Home Loan Bank system , 4.375%, due 05/16/08                         105,000       103,374
        Federal Home Loan Banksystem , 4.50%, due 11/26/08                           300,000       294,971
                                                                                              ------------
        TOTAL AGENCY OBLIGATIONS (Cost $405,000)                                                   398,345
                                                                                              ------------

        ASSET-BACKED SECURITIES (3.36%)
        Greenpoint Manufactured Housing, 5.30%, due 03/11/23 ** (Cost $450,000)      450,000       450,267
                                                                                              ------------

        SHORT TERM INVESTMENTS (2.81%)
        Fifth Third Bank Repurchase Agreement, 4.55%,
        dated 07/31/06, due 08/01/06, repurchase price $377,661
        (collateralized by FHLMC, 3.45%, due 03/12/08
        market value $389,883) (Cost $377,613)                                       377,613       377,613
                                                                                              ------------

         TOTAL INVESTMENTS (Cost $11,166,145) (100.42%)                                       $ 13,476,977
         LIABILITIES IN EXCESS OF OTHER ASSETS , NET (-0.42%)                                      (56,561)
                                                                                              ------------
         NET ASSETS -- (100%)                                                                 $ 13,420,416
                                                                                              ============

*     Non-income producing investment
** Rate shown represents the rate at July 31, 2006, is subject to change and resets monthly.
ADR   American Depositary Receipt
GDR   Global Depositary Receipt

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust


By:  /s/
    ---------------------
Name:  Robert W. Scharar
Title: Principal Executive Officer
Date:  September 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/
    -------------------------------------------------------
Name:  Robert W. Scharar
Title: Principal Executive Officer
Date:  September 13, 2006

By:  /s/
    -------------------------------------------------------
Name:  Larry E. Beaver
Title: Principal Financial Officer
Date:  September 13, 2006